Property, plant and equipment, net (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Mar. 31, 2015 CNY (¥)
Property, Plant and Equipment
Property, plant and equipment	$ 125,940	¥ 800,424	¥ 793,551
Less: Accumulated depreciation	(33,099)	(210,363)	(190,384)
Total property, plant and equipment, net	92,841	590,061	603,167
Buildings
Property, Plant and Equipment
Property, plant and equipment	91,495	581,508	581,252
Leasehold improvements
Property, Plant and Equipment
Property, plant and equipment	2,339	14,864	14,864
Machineries
Property, Plant and Equipment
Property, plant and equipment	23,072	146,636	137,811
Motor vehicles
Property, Plant and Equipment
Property, plant and equipment	2,440	15,505	15,209
Furniture, fixtures and equipment
Property, Plant and Equipment
Property, plant and equipment	6,326	40,205	40,132
Construction-in-progress
Property, Plant and Equipment
Property, plant and equipment	$ 268	¥ 1,706	¥ 4,283